Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 77,385	$ 11,066	¥ 69,079
Accumulated depreciation and impairment	(51,104)	(7,308)	(38,977)
Fixed assets, net	26,281	3,758	30,102
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,453	9,074	55,636
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,444	778	5,309
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,347	622	4,222
Vehicles and related machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,931	276	1,604
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,142	163	1,138
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	505	72	549
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 563	$ 81	¥ 621